Offerings - Offering: 1	Aug. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Equity Incentive Plan, Common Stock, $0.001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	17.37
Maximum Aggregate Offering Price	$ 26,055,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,989.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), the Amount Registered in this Registration Statement on Form S-8 shall also cover any additional shares of the Common Stock (Common Stock) of Arlo Technologies, Inc. (the Registrant) that become issuable under the Arlo Technologies, Inc. 2018 Equity Incentive Plan, as amended (the 2018 EIP), by reason of any stock dividend, stock split, recapitalization or other similar transaction. The Amount Registered represents shares of Common Stock authorized for issuance under the 2018 EIP pursuant to an amendment approved by the Board of Directors of the Registrant on July 29, 2025, without stockholder approval pursuant to Rule 303A.08 of the New York Stock Exchange Listed Company Manual (Rule 303A.08), which shares are reserved for issuance upon the exercise of outstanding stock options or pursuant to the vesting of restricted stock units or performance restricted stock units granted under the 2018 EIP as inducement grants pursuant to Rule 303A.08. The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price estimates are made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee and are based upon the average of the high and low prices of the Common Stock on August 25, 2025, as reported on the New York Stock Exchange.